ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended
Aug. 31, 2022
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

14.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	August 31, 2022	November 30, 2021
	$	$
Accounts payable	3,458,235	1,625,418
Accrued liabilities	321,028	242,601
Loans to employees	102,037	-
Wages payable	61,815	102,079
Payroll taxes payable	77,462	31,634
Accounts payable and accrued liabilities	4,020,577	2,001,732

During the nine months ended August 31, 2022, the Company issued 114,194 (August 31, 2021 – 42,878) common shares valued at $67,500 (August 31, 2021 - $81,953) to settle accounts payable of $67,500 (August 31, 2021 - $82,851) resulting in a gain of $nil (August 31, 2021 – $898) which is included in gain on settlement of debt.

During the three months ended February 28, 2021, the Company transferred 215,000 treasury shares to a creditor as full and final payment of a Forbearance Agreement which included the settlement of $18,481 of interest included in accounts payable (Notes 16 and 19).